Financial structure and financial costs - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Maximum credit risk exposure	$ 66,347	$ 70,436	$ 61,319
Net margin call (paid) received	(2,581)	(870)	(2,605)
Sale of receivables
Credit risk
Recognised liabilities representing continuing involvement in derecognised financial assets	0
Net value of receivables sold	6,856
Financial asset remaining recognized after date of sale	0
Reverse factoring
Credit risk
Net value of receivables sold	289
Loans to equity affiliates
Credit risk
Maximum credit risk exposure	4,755	5,135	4,718
Loans and advances
Credit risk
Maximum credit risk exposure	1,877	2,878	3,048
Other non-current financial assets related to operational activities
Credit risk
Maximum credit risk exposure	471	937	1,069
Non-current financial assets
Credit risk
Maximum credit risk exposure	680	679	908
Accounts receivable, net
Credit risk
Maximum credit risk exposure	17,270	14,893	12,213
Other operating receivables
Credit risk
Maximum credit risk exposure	9,733	9,336	10,218
Current financial assets
Credit risk
Maximum credit risk exposure	3,654	3,393	4,548
Cash and cash equivalents
Credit risk
Maximum credit risk exposure	$ 27,907	$ 33,185	$ 24,597